Future Aircraft Leases Payments - Schedule of Aircraft Under Operating Leases (Detail) - Aircraft 124 [member] $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Future financial lease commitments	$ 2,396,748
Year one [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future financial lease commitments	316,334
Between one and five years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future financial lease commitments	1,117,208
More than five years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future financial lease commitments	$ 963,206